File No. 333-64172

File No. 811-10431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 22

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 22

INVESTED PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp,

P. O. Box 29217,

Shawnee Mission, Kansas 66201-9217

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2(a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended December 31, 2013 was filed on March 21, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 20th day of May, 2014.

INVESTED PORTFOLIOS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the 20th day of May, 2014.

Signatures	Title

/s/ David P. Gardner*	Chairman and Trustee
David P. Gardner

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/ Michael L. Avery*	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler*	Trustee
Robert L. Hechler

/s/ Albert W. Herman*	Trustee
Albert W. Herman

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By	/s/ Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/ Mara D. Herrington
Mara D. Herrington
Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase